Property and Equipment - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Canadian Personal And Business Banking [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals	$ 106	$ 70
Canadian Commercial Banking and Wealth Management [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals	102	5
U.S. Commercial Banking and Wealth Management [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	23	31
Capital Markets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	18	20
Corporate and Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	$ 367	$ 644